Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Other Executive Members
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2024	June 30, 2023

Personnel and other short-term employee benefits	1,713	1,386
Extra pension benefits	21	11
Share-based compensation	519	408
Advisory fees	—	318
Executive Board Members and other Executive Members compensation	2,253	2,123

Personnel and other short-term employee benefits correspond to amounts included in personnel expenses for the six-month periods ended June 30, 2024 and 2023 respectively.
As of June 30, 2024, the Company has also recognized expenses totaling €184 thousand with companies in which a mandate is held by the identified related parties.
Members of the Supervisory Board
The Company recognized a provision of €163 thousand for attendance fees (jetons de presence) relating to the six months ended June 30, 2024. This amount includes the compensation for the Chairman of the Supervisory Board.
Related parties
Novo Nordisk A/S is a shareholder, Supervisory Board member and is related to the Company by three licensing agreements related to the drug candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, Novo Nordisk A/S is eligible to receive milestone payments as well as royalties on future sales. As of June 30, 2024, the Company has no liability to Novo Nordisk A/S.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab and IPH5201). The payments between the two companies as well as the liabilities and receivables as of June 30, 2024 are as follows:

	As of June 30,2024
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	1,657	394
Payments (the Company to AstraZeneca) / Liabilities	(3,342)	(3,926)
Total	(1,685)	(3,532)

Subsidiaries
The business relationships between the Company and its subsidiary are governed by intra-group and commercial agreements, concluded at market standard conditions on an arm’s length basis.